Earnings per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Net (Loss) Earnings Per Share
Earnings per Share

Note 18 — Net (Loss) Earnings Per Share

The Company computes basic net (loss) earnings per share using net (loss) income attributable to Company common stockholders and the weighted average number of common shares outstanding during each period.

The weighted average number of shares of common stock outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. The equity structure of the Company for the three months ended March 31, 2023 reflects the equity structure of DHHC, including the equity interests issued by DHHC to effect the business combination.

The following table sets forth the computation of the Company’s basic and diluted net (loss) profit per share:

	March 31, 2023	March 31, 2022
Numerator
Net (loss) income	$(204,504,328)	$17,017,928
Denominator
Weighted-average number of common shares outstanding – basic	37,575,074	37,347,350
Effect of dilutive securities	—	—
Weighted-average number of common shares outstanding – diluted	37,575,074	37,347,350
Net (loss) earnings per common share:
Basic	$(5.44)	$0.46
Diluted	$(5.44)	$0.46

The following table summarizes potentially dilutive outstanding securities for the three months ended March 31, 2023 and 2022 that were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive.

	March 31, 2023	March 31, 2022
Stock warrants	1,867,368	1,867,368
Private placement warrants	2,966,664	—
Public warrants	8,625,000	—
Stock options	899,295	944,262
Convertible notes	8,000,000	—
Total anti-dilutive features	22,358,327	2,811,630

The Company’s 21,886,378 Earnout Shares are excluded from the anti-dilutive table above as of March 31, 2023, as the underlying shares remain contingently issuable as the Earnout Triggering Events have not been satisfied.

Note 13 — Earnings per Share

Earnings per share was calculated based on the 100,000 weighted average number of common shares issued and outstanding by GSH for the years ended December 31, 2022, 2021, and 2020.

	2022	2021	2020
Numerator
Net Income	$69,489,294	$62,413,011	$38,976,374
Denominator
Weighted-average number of common shares outstanding – basic	100,000	100,000	100,000
Effect of dilutive securities	2,960	—	—
Weighted–average number of common shares outstanding – diluted	102,960	100,000	100,000

Basic earnings per share	$694.89	$624.13	$389.76
Diluted earnings per share	$674.92	$624.13	$389.76

The following table summarizes potentially dilutive outstanding securities for the years ended December 31, 2022, 2021 and 2020 that were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive.

	December 31, 2022	December 31, 2021	December 31, 2020
Warrants	3,090	—	—
Stock Options	1,376	—	—
Total anti-dilutive features	4,466	—	—